PROSPECTUS - Supplement  Feb. 20, 1996

                                                       Form number
IDS Blue Chip Advantage Fund (March 27, 1995)          S-6025 H
IDS Bond Fund (Oct. 30, 1995)                          S-6495 J
IDS California Tax-Exempt Fund (Aug. 29, 1995)         S-6328 J
IDS Cash Management Fund (Sept. 29, 1995)              S-6320 J
IDS Discovery Fund (Sept. 29, 1995)                    S-6457 J
IDS Diversified Equity Income Fund (Nov. 29, 1995)     S-6475 J
IDS Equity Select Fund (Jan. 20, 1996)                 S-6426 K
IDS Equity Value Fund (May 30, 1995)                   S-6382 C
IDS Extra Income Fund (Oct. 30, 1995)                  S-6370 J
IDS Federal Income Fund (Aug. 29, 1995)                S-6042 J
IDS Global Bond Fund (Dec. 29, 1995)                   S-6309 J
IDS Global Growth Fund (Dec. 29, 1995)                 S-6334 J
IDS Growth Fund (Sept. 29, 1995)                       S-6455 K
IDS High Yield Tax-Exempt Fund (Jan. 29, 1996)         S-6430 K
IDS Insured Tax-Exempt Fund (Aug. 29, 1995)            S-6327 J
IDS International Fund (Dec. 29, 1995)                 S-6140 J
IDS Managed Retirement Fund (Jan. 29, 1996)            S-6141 K
IDS Massachusetts Tax-Exempt Fund (Aug. 29, 1995)      S-6328 L
IDS Michigan Tax-Exempt Fund (Aug. 29, 1995)           S-6328 L
IDS Minnesota Tax-Exempt Fund (Aug. 29, 1995)          S-6328 L
IDS Mutual (Nov. 29, 1995)                             S-6326 K
IDS New Dimensions Fund (Nov. 29, 1995)                S-6440 J
IDS New York Tax-Exempt Fund (Aug. 29, 1995)           S-6328 L
IDS Ohio Tax-Exempt Fund (Aug. 29, 1995)               S-6328 L
IDS Precious Metals Fund (May 30, 1995)                S-6142 J
IDS Progressive Fund (Nov. 29, 1995)                   S-6449 J
IDS Selective Fund (Jan. 29, 1996)                     S-6376 K
IDS Stock Fund (Dec. 29,1995)                          S-6351 K
IDS Strategy Aggressive Fund (May 30, 1995)            S-6381 C
IDS Tax-Exempt Bond Fund (Jan. 29, 1996)               S-6310 K
IDS Tax-Free Money Fund (March 1, 1995**)              S-6433 H
IDS Utilities Income Fund (Aug. 29, 1995)              S-6341 J

The prospectus section titled "Waivers of the sales charge for Class A shares" is modified to include the following:

IDS Wealth Management Service (WMS) advisory clients who transfer assets to the Fund from their WMS international strategy between Feb. 20, 1996 and April 1, 1996.

 * Destroy April 31, 1996
** As revised Feb. 26, 1996

S-6448 A (2/96)